INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENT PROPERTIES
Summary of movement in investment properties

	At the		P/L for
	Beginning	Total useful	changes				As of
Item	of the year	life	in the FV	Additions	Disposals	Depreciation	12/31/2023
Cost model
Rented properties	817,096	5	—	161,070	—	(189,124)	789,042
Measurement at fair value
Rented properties	51,820,300	50	(7,012,278)	—	—	—	44,808,022
TOTAL INVESTMENT PROPERTIES	52,637,396		(7,012,278)	161,070	—	(189,124)	45,597,064

	At the		P/L for
	Beginning	Total useful	changes				As of
Item	of the year	life	in the FV	Additions	Disposals	Depreciation	12/31/2022
Cost model
Rented properties	852,313	5	—	195,567	(90,816)	(139,968)	817,096
Measurement at fair value
Rented properties	51,910,577	50	(2,503,275)	2,412,998	—	—	51,820,300
TOTAL INVESTMENT PROPERTIES	52,762,890		(2,503,275)	2,608,565	(90,816)	(139,968)	52,637,396